Long-Term Debt and Financial Liabilities	6 Months Ended
Jun. 30, 2018
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities
7.	Long-Term Debt and Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2018	December 31, 2017
Secured loan facilities and other financial liabilities	200,508	196,450
Less: Deferred financing costs	(1,485)	(1,429)
Total	199,023	195,021
Less - current portion	(21,779)	(19,216)
Long-term portion	177,244	175,805

Secured credit facilities

On March 6, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $8,750. The loan was used to partially finance the acquisition of the M/V Leadership. The loan bears interest of LIBOR plus a margin of 3.75% with quarterly interest payments. The loan is secured by a first priority mortgage over the vessel. The facility places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period. On December 23, 2015, the Company amended the loan agreement with Alpha Bank A.E. in order to (i) defer from December 31, 2015, to June 30, 2018, the requirement that the Company maintain a corporate leverage ratio (as defined in the loan facility) that does not exceed 75%, and (ii) defer from December 31, 2015, to June 30, 2018, the requirement that the Company maintain a ratio of EBITDA to net interest expense (as defined in the loan facility) that is not less than 2:1. On July 28, 2016, the Company further amended the loan agreement with Alpha Bank A.E. in order to defer part of the then next four installments to the final maturity date. Following the reduction of the four installments that was added to the balloon installment, 80% of M/V Leadership's excess earnings (as defined in the loan agreement) during each financial year starting from 2016, shall be applied by Alpha Bank towards payment of the deferred amount until same is fully repaid. On June 29, 2018, the Company further amended the loan agreement with Alpha Bank A.E. (i) for the amendment and relaxation until June 2019 of certain other financial covenants contained in its senior secured loan facility. The Company has paid the first thirteen installments as of June 30, 2018. The outstanding loan balance as of June 30, 2018 is repayable in consecutive quarterly installments being $250 each, along with a balloon installment of $4,453 payable on the final maturity date, March 17, 2020.

On September 1, 2015, the Company entered into a loan agreement with HSH Nordbank AG, for a secured loan facility in an amount of $44,430. The loan was used to pay for the acquisition of the vessels M/V Geniuship and M/V Gloriuship. The loan is repayable in twelve consecutive quarterly installments commencing on September 30, 2017, the first three installments being approximately $1,049 each, the fourth installment being approximately $4,050 (including the mandatory prepayment of $3,000 made on July 2, 2018), the next eight installments being approximately $1,049 each, along with a balloon installment of $28,837 payable on the final maturity date, June 30, 2020. The loan bore interest of LIBOR plus margins between 3.4% and 3.6% with quarterly interest payments. On May 16, 2016, the Company entered into a supplemental letter to the senior secured loan facility with HSH Nordbank AG. Effective as of March 1, 2016, the supplemental letter has deferred certain prepayments to June 30, 2018. On February 23, 2017, the Company reached an agreement with HSH Nordbank AG to (i) defer from October 1, 2017, to May 1, 2018, the security coverage requirement that the market value of M/V Geniuship and M/V Gloriuship plus any additional security to total facility outstanding and any Swap Exposure (as defined in the loan facility) not be less than 120%, (ii) defer from December 31, 2017, to June 30, 2018, the requirement that the Company, on a consolidated basis, maintains a percentage ratio of total liabilities (excluding any shareholders' convertible notes) to total assets (less any activated goodwill) that does not exceed 75% and (iii) defer from the quarter ending December 31, 2017, to the quarter ending June 30, 2018, of the requirement that the Company maintains a ratio of earnings before interest, taxes, depreciation and amortization ("EBITDA"), excluding any gains and losses on the disposal of subsidiaries or vessels and impairments on goodwill and vessels, to interest payments that is not less than 2:1. On July 2, 2018 we made a mandatory prepayment of $3,000. The loan facility is secured by a first priority mortgage over the two vessels.

On March 28, 2018, the Company signed an amendment to HSH facility by which: i) the application of the security cover requirement (as defined in the loan facility) was waived until September 30, 2018, ii) the security cover percentage requirement was amended as follows: 100% during the period commencing on October 1, 2018 and ending on March 31, 2019, 111% during the period commencing on April 1, 2019 and ending on September 30, 2019 and 120% thereafter, iii) the Leverage Ratio covenant was redefined to reflect Net debt / Total assets (as defined in the loan facility) and the relevant threshold was amended to: no more than 85% during the period commencing on June 30, 2018 and ending on December 31, 2018, no more than 80% during the period commencing on January 1, 2019 and ending on March 31, 2019 and no more than 75% thereafter, iv) the ratio of EBITDA to net interest payments (as defined in the loan facility) was amended to: no less than 1.2 times during the period commencing on June 30, 2018 and ending on March 31, 2019 and no less than 2 times thereafter and v) the Corporate Guarantee liquidity was amended to include restricted cash. The loan bears interest of LIBOR plus margin 3.75% until the full repayment of the facility, with quarterly interest payments.

On September 11, 2015, the Company entered into a facility agreement with UniCredit Bank AG, for a secured loan facility in an amount of $52,705. The loan was made available to partially finance the acquisition of the vessels M/V Premiership, M/V Gladiatorship and M/V Guardianship. The loan is repayable in fifteen consecutive quarterly installments being $1,552 each, commencing on June 26, 2017, along with a balloon installment of $29,425 payable on the final maturity date, December 28, 2020. The loan bears interest of LIBOR plus a margin of 3.20% if the value to loan ratio is lower than 125%, 3.00% if the value to loan ratio is between 125% and 166.67% and 2.75% if the value to loan is higher than 166.67% with quarterly interest payments. The loan is secured by a first priority mortgage over the three vessels. On June 3, 2016, the Company entered into a supplemental letter in order to split the margin into a cash portion and a capitalized portion. The capitalized portion of the margin was repaid in full as of June 30, 2017. In addition, the application of certain covenants is deferred to at least June 30, 2017. On July 29, 2016, the Company further entered into a supplemental letter pursuant to which effective as of December 11, 2015, the requirement for Seanergy Maritime Holdings Corp., as guarantor, to maintain liquidity in a specified amount is delayed until July 1, 2017. On March 7, 2017, the Company reached an agreement with UniCredit Bank AG  to (i) defer from June 30, 2017, to May 1, 2018, the security coverage requirement that the market value of M/V Premiership, M/V Gladiatorship and M/V Guardianship plus any additional security to total facility outstanding and the cost, if any, of terminating any transactions entered into under the Hedging Agreement (as defined in the loan facility) shall not be less than 120%, (ii) defer from September 30, 2017, to June 30, 2018, the requirement that the Company maintain a leverage ratio (as defined in the loan facility) that does not exceed 75%, and (iii) defer from September 30, 2017, to June 30, 2018, the requirement that the Company maintain a ratio of EBITDA to net interest expense (as defined in the loan facility) that is not less than 2:1. On September 25, 2017, the Company entered into a supplemental letter in order to defer the installment due on September 25, 2017 to October 2, 2017. On April 30, 2018, the Company signed a supplemental letter with UniCredit Bank A.G. by which: i) the Leverage Ratio covenant was redefined to reflect the Group’s Net Debt / Consolidated Market Value adjusted assets (excluding cash, cash equivalents & restricted cash) & relevant threshold was amended to: no more than 85% during the period commencing on May 1, 2018 and ending on December 31, 2018, no more than 80% during the period commencing on January 1, 2019 and ending on March 31, 2019 and no more than 75% for the remaining part of the security period, ii) the ratio of EBITDA to net interest payments was amended to: not less than 1.2 times during the period commencing on May 1, 2018 and ending on March 31, 2019 and not less than 2 times for the remaining part of the security period, and iii) the security cover percentage requirement was amended as follows: not to be less than 100% during the period commencing on May 1, 2018 and ending on September 30, 2018, not to be less than 111% during the period commencing on October 1, 2018 and ending on June 30, 2019 and not to be less than 120% for the remaining part of the security period.

On November 4, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $33,750. The loan was used to partially finance the acquisition of the M/V Squireship. On November 10, 2015, the Company drew down the $33,750. The loan is repayable in sixteen consecutive quarterly installments being approximately $844 each, commencing on February 12, 2018, along with a balloon installment of $20,250 payable on the final maturity date, November 10, 2021. The loan bears interest of LIBOR plus a margin of 3.50% with quarterly interest payments. The loan is secured by a first priority mortgage over the vessel and  a second priority mortgage over M/V Leadership. The facility places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of the Company’s net income except in case the cash and marketable securities are equal or greater than the amount required to meet the Company’s consolidated installment and debt interest payments for the following eighteen-month period. On July 28, 2016, the Company further amended the loan agreement in order to defer certain liquidity covenants to July 1, 2017. On June 29, 2018, the Company further amended the loan agreement with Alpha Bank A.E. Pursuant to the terms of the amendment, i) the ratio of the market value of M/V Squireship plus any additional security to the total facility outstanding shall not be less than 100% as from the 1st April, 2019 until the 31st of March 2020, shall not be less than 111% starting from April 1, 2020 until March 31, 2021 and shall not be less than 125% from April 1, 2021 until the end of the security period ii) the consolidated interest cover ratio (EBITDA to Net Interest Expense) shall not be (a) until and including March 31, 2019 lower than 1.2:1, the compliance with such obligation to be tested on each Financial Semester Day starting from July 1, 2018 and (b) as from April 1, 2019 until the expiration of the security period, lower than 2:1, the compliance with such obligation to be tested on each Financial Semester Day starting from April 1, 2019 and iii) the Corporate Leverage Ratio as defined in the loan agreement will not be (a) at the end of December 31, 2018 higher than 0.85:1.0, the compliance with such obligation to be tested on each Financial Semester Day starting from July 1, 2018; (b) on March 31, 2019 higher than 0.80:1.0 and (c) starting from June 1, 2019 and at the end of each Accounting Period higher than 0.75:1.0, the compliance with such obligation to be tested on each Financial Semester Day starting from June 30, 2019.

On December 2, 2015, the Company entered into a facility agreement with Natixis, for a secured loan facility in an amount of $39,412. The loan was used to partially finance the acquisition of the M/V Championship. On December 7, 2015, the Company drew down the $39,412. The loan was repayable in fifteen consecutive quarterly installments being $985 each, commencing on June 30, 2017, along with a balloon installment of $24,637 payable on the final maturity date, February 26, 2021. The loan bore interest of LIBOR plus a margin of 2.50% with quarterly interest payments. The loan was secured by a first priority mortgage over the vessel. On March 7, 2017, the Company entered into a supplemental and a settlement agreement with Natixis to the secured term loan facility dated December 2, 2015.  Under the terms of the supplemental agreement the secured term loan was repayable in four installments: $2,000 due April 28, 2017, $2,000 due June 30, 2017, $3,000 due September 29, 2017, and $32,412 due May 2, 2018.  In addition, the supplemental agreement waived the application of the minimum required security cover requirement and all the financial covenant requirements under the secured term loan facility until the termination date of the loan, which was May 2, 2018. Under the terms of the settlement agreement, the Company had an option, until September 29, 2017, to satisfy the full amount of the facility by making a prepayment of $28,000, which included any payments made in connection with the first three installment payments.  Upon such prepayment, the facility would be deemed satisfied in full. On September 29, 2017, Natixis entered into a deed of release and fully discharged the $35,412 outstanding balance of the secured term loan facility obligations to the lender for a total settlement amount of $24,000 on September 29, 2017. The first-priority mortgage over the M/V Championship and all other securities created in favour of Natixis were irrevocably and unconditionally released pursuant to the deed of release. In the third quarter of 2017, the Company recognized a gain from the Natixis refinancing of $11,392, net of $6 refinancing charges and $14 write-off of unamortized deferred financing charges.

On November 28, 2016, the Company entered into a $32,000 secured term loan facility with NSF to partly finance the acquisition of the two second hand Capesize vessels M/V Lordship and M/V Knightship. The facility bears interest at 11% per annum, which is payable quarterly, and the principal is repayable in four consecutive quarterly installments of $900 each, commencing on March 13, 2019 and a final payment of $28,400 due on December 31, 2019 (initial termination date). The facility may be extended twice so that the final termination date shall never extend beyond the date falling on the fifth anniversary of the final drawdown date. The option to extend the facility for up to another two years from the initial termination date is subject to an extension fee of 1.75% per extended year of each relevant loan outstanding amount. The borrowers must maintain restricted deposits of $1,500, each, as prepaid interest to be applied equally against the first eight quarterly interest payments of the facility. As of December 13, 2016, the Company had drawn down the entire $32,000. On March 30, 2018, NSF agreed to (i) the temporary release of $750 of the cashflow support deposit, as defined in the loan facility, from March 30, 2018 until September 13, 2018 and (ii) the reduction of the minimum liquidity amount for each vessel to $125, from March 30, 2018 until September 13, 2018. On June 13, 2018 and June 28, 2018, respectively, Northern Shipping Fund entered into deeds of release, with respect to the M/V Lordship and M/V Knightship, respectively, resulting in a complete release of the facility agreement dated November 28, 2016 after full settlement of the outstanding balance of $32,000. The first-priority mortgages over the M/V Lordship and M/V Knightship and all other securities created in favor of Northern Shipping Fund were irrevocably and unconditionally released pursuant to the deeds of release.

On May 24, 2017, the Company entered into an up to $18,000 term loan facility with Amsterdam Trade Bank N.V., to partially finance the acquisition of the M/V Partnership. The loan bears interest at LIBOR plus a margin of 4.65% per annum which is payable quarterly. The principal is repayable by twenty equal consecutive quarterly installments being $200 each and a balloon installment of $14,000 due on the maturity date, May 26, 2022. On each quarterly repayment date, an additional repayment of at least $10, or an integral multiple of that amount, of any excess cash standing in the vessel’s operating account shall be applied towards reducing the balloon installment. Excess cash, as defined in the loan facility, is any amount above $1,000. The aggregate amount of the additional repayments shall not exceed $3,600. As of June 30, 2018, the aggregate amount of the additional repayments is $0.41 million. The loan was made available in two drawdowns: (i) $13,250 was drawn down on May 26, 2017 and (ii) $4,750 was drawn down on June 22, 2017. The loan facility requires that the borrower shall maintain in aggregate $500 as minimum liquidity. The loan is secured by a first priority mortgage over the vessel.

On September 25, 2017, in order to partially fund the refinancing of the Natixis facility, the Amsterdam Trade Bank loan Facility was amended and restated, increasing the loan amount of the facility by an additional tranche of $16,500, or Tranche B. The principal of Tranche B is repayable by nineteen consecutive quarterly installments, being $200 each of the first four installments, $300 each of the subsequent four installments, and $400 each of the subsequent eleven installments, in addition to a balloon installment of any outstanding indebtedness due on the maturity date, May 26, 2022. On each quarterly repayment date, an additional repayment of at least $10, or an integral multiple of that amount, of any excess cash standing to the credit of the relevant vessel's operating account shall be applied towards reducing the balloon installment. Excess cash, as defined in the loan facility, is any amount above $1,000. The aggregate amount of the additional repayments, with regard to Tranche B, shall not exceed $1,250. The loan facility requires that the borrower shall maintain in aggregate $500 as minimum liquidity. The amendment and restatement of the facility did not alter the interest rate, the maturity date, the amortization and the repayment terms of the existing tranche under the loan facility, or the financial covenants applicable to the Company as guarantor. The amended and restated loan facility is secured by first preferred mortgages and general assignments covering earnings, insurances and requisition compensation over the M/V Partnership and M/V Championship, earnings account pledges, shares security deeds relating to the shares of both vessels' owning subsidiaries, technical and commercial managers' undertakings and, where applicable, charter assignments. On May 18, 2018, the Company signed a supplemental agreement with Amsterdam Trade Bank N.V. by which: i) the ratio of EBITDA to net interest payments was amended to: not less than 1.2 times during the period commencing on June 30, 2018 and ending on June 29, 2019 and not less than 2 times from June 30, 2019 and for the remaining part of the security period, and ii) the Leverage Ratio was amended to: no more than 85% during the period commencing on June 30, 2018 and ending on March 30, 2019, no more than 80% during the period commencing on March 31, 2019 and ending on June 29, 2019 and no more than 75% during the period commencing on June 30, 2019 and for the remaining part of the security period.

On June 11, 2018, the Company entered into a $24,500 loan agreement with Wilmington Trust, National Association as facility agent and security agent and certain nominees of EnTrustPermal as lenders, for the purpose of refinancing the outstanding indebtedness of M/V Lordship under the previous loan facility with Northern Shipping Funds dated November 28, 2016. The borrower under the facility is the applicable vessel-owning subsidiary and the facility is guaranteed by the Company. The facility matures in June 2023, and can be extended until June 2025 subject to certain conditions. Specifically, the borrower has the right to sell the ship back to the lender at a pre-agreed price of $20,800 on the fifth anniversary of the loan utilization ("Year-5 Put Option"). If the borrower elects to exercise the Year-5 Put Option, the lender has the right to extend the termination date of the loan by a further two years, in which case the exercise of the Year-5 Put Option by the borrower shall be cancelled in its entirety. Furthermore, the borrower has the right to sell the ship back to the lender at a pre-agreed price of $15,000 on the seventh anniversary of the loan utilization ("Year-7 Put Option"). If the borrower elects to exercise the Year-7 Put Option then the lenders will be obliged to purchase the ship at the pre-agreed price. The new facility is secured by a first priority mortgage over the vessel, general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement concerning the respective vessel-owning subsidiary and technical and commercial managers' undertakings. The new loan facility bears a weighted average all-in interest rate of 11.4% and 11.2% assuming a maturity date in June 2023 or in June 2025, respectively. The principal obligation amortizes in 20 or 28 quarterly installments, with a balloon payment of $15,300 or $9,500 due at maturity, assuming a maturity date in June 2023 or in June 2025, respectively.  The facility also imposes certain customary operating covenants. Certain of these covenants may significantly limit or prohibit, among other things, the particular borrower's ability to incur additional indebtedness, create liens, sell capital shares of subsidiaries, engage in mergers, or sell the vessel without the consent of the relevant lenders. As of June 30, 2018, the Company has drawn down the entire $24,500.

Failed Sale and Leaseback Agreement (Financial Liability)

On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the M/V Knightship with Hanchen Limited (“Buyer”, “Hanchen”), an affiliate of AVIC International Leasing Co., Ltd., for the purpose of refinancing the outstanding indebtedness of M/V Knightship under the previous loan facility with Northern Shipping Funds dated November 28, 2016. The Company's wholly-owned subsidiary (“Seller” or “Charterer”) sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation at the end of the eighth year and it further has the option to repurchase M/V Knightship at any time following the second anniversary of the bareboat charter. Under ASC 842-40, the transaction was accounted for as a failed sale and leaseback transaction and resulted in a financial liability. The bareboat charter is secured by a general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement of the shares of the bareboat charterer subsidiary and technical and commercial managers' undertakings. The Company provided a guarantee to Hanchen. An upfront charterhire of $6,625 was paid by the Charterer to Hanchen upon the delivery of the vessel. A deposit of $1,325 was paid by the Charterer to Hanchen upon the delivery of the vessel in order to secure the due observance and performance by the Charterer of its obligations and undertakings as per the sale and leaseback agreement. The deposit can be set off against the balloon payment at maturity. The Charterer is required to maintain a value maintenance ratio (as defined in the additional clauses of the bareboat charter) of at least 120%. In addition, the bareboat charter requires the Charterer to maintain in aggregate $1,325 as cash deposit until the second anniversary of the delivery date or if earlier, a sub-charter in form and substance acceptable to Hanchen is available. The charterhire principal bears interest at LIBOR plus a margin of 4% and amortizes in thirty two consecutive equal quarterly installments of approximately $456 along with a balloon payment at maturity of $5,299. The charterhire principal, as of June 30, 2018, is $19,875.

The borrowers under each of the above financing arrangements are the applicable vessel owning subsidiaries and the facilities are guaranteed by Seanergy Maritime Holdings Corp.

The annual principal payments required to be made after June 30, 2018, are as follows:

Twelve month periods ending	Amount
June 30, 2019	22,303
June 30, 2020	52,743
June 30, 2021	42,826
June 30, 2022	52,449
Thereafter	30,187
Total	200,508